Rule 497(d)
                                     FT 422

                    Biotechnology Select Portfolio, Series 3
                 Digital Convergence Select Portfolio, Series 2
                     Fiber Optics Select Portfolio, Series 2
                Genomics & Proteomics Select Portfolio, Series 2
                    Pharmaceutical Select Portfolio, Series 3
                  Storage & Networking Select Portfolio Series
                      Technology Select Portfolio, Series 3
                        Biotechnology Portfolio, Series 3
                     Digital Convergence Portfolio, Series 2
                        Fiber Optics Portfolio, Series 2
                    Genomics & Proteomics Portfolio, Series 2
                       Pharmaceutical Portfolio, Series 9
                      Storage & Networking Portfolio Series
                       Technology Portfolio, Series 12


                 Supplement to the Prospectus dated March 22, 2000

Notwithstanding anything to the contrary in the Prospectus, Unit holders who acquire Units of Fiber Optics Select Portfolio, Series 2, Genomics & Proteomics Select Portfolio, Series 2, Storage & Networking Select Portfolio Series, Biotechnology Portfolio, Series 3, Digital Convergence Portfolio, Series 2, Fiber Optics Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2, Storage & Networking Portfolio Series or Technology Portfolio, Series 12 which, as a result of a reduction in the aggregate underlying value of the Securities, are not subject to an initial sales charge will be subject to the maximum remaining deferred sales charge (initially $.225 per Unit in the case of Fiber Optics Select Portfolio, Series 2, Genomics & Proteomics Select Portfolio, Series 2 and Storage & Networking Select Portfolio Series or $.35 per Unit for Biotechnology Portfolio, Series 3, Digital Convergence Portfolio, Series 2, Fiber Optics Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2, Storage & Networking Portfolio Series or Technology Portfolio,
Series 12). In such case the maximum sales charge may exceed 3.25% of the Public Offering Price per Unit for Fiber Optics Select Portfolio, Series 2, Genomics & Proteomics Select Portfolio, Series 2 and Storage & Networking Select Portfolio Series or 4.5% of the Public Offering Price per Unit for Biotechnology Portfolio, Series 3,
Digital Convergence Portfolio, Series 2, Fiber Optics Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2, Storage & Networking Portfolio Series or Technology Portfolio, Series 12, but in no event will the maximum sales charge exceed 3.75% of the Public Offering Price per Unit for Fiber Optics Select Portfolio, Series 2, Genomics & Proteomics Select Portfolio or Storage & Networking Select Portfolio Series,or 5.0% of the Public Offering Price per Unit for the Biotechnology Portfolio, Series 3, or 5.5% of the Public Offering Price per Unit for Digital Convergence Portfolio, Series 2, Fiber Optics Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2,
Storage & Networking Portfolio Series or Technology Portfolio, Series 12.

April 14, 2000